SECURED BORROWINGS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Secured borrowings is included in "Amount due to related parties"	¥ 361,500	¥ 639,250	¥ (420,559)
Yichuang Financial Leasing
Debt Instrument [Line Items]
Principal amount	862,000
Creditor's right of certain financial receivables transferred	¥ 909,000
Minimum
Debt Instrument [Line Items]
Term of debt	1 year
Minimum | Yichuang Financial Leasing
Debt Instrument [Line Items]
Remaining lease terms	1 year
Term of debt	1 year
Maximum
Debt Instrument [Line Items]
Term of debt	3 years
Maximum | Yichuang Financial Leasing
Debt Instrument [Line Items]
Remaining lease terms	3 years
Term of debt	3 years